SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Equity Offerings (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 25, 2023	Apr. 03, 2023	May 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 23, 2023
Disclosure of classes of share capital [line items]
Proceeds from issuance				$ 5,097	$ 16,221	$ 23,806	$ 78,536	$ 23,867
Class of warrant or right, number of securities called by warrants or rights		90,000
Exercise price of warrants		$ 5
Financial expense				2,347	$ 8,123	$ 42,387	$ 16,660	$ 12,759
Share issuance expenses			$ 600
Warrants, exercisable term		5 years
Warrants
Disclosure of classes of share capital [line items]
Financial expense				$ 1,100
Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance	$ 1,800	$ 6,000
Class of warrant or right, number of securities called by warrants or rights									330,106
Exercise price of warrants	$ 1.8	$ 4							$ 59.2
Warrants term		9 months
Number of shares issued		1,500,000
Offering expenses	$ 400	$ 600
Registered Direct Offering [Member] | Unregistered Private Warrants [Member]
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights	1,500,000	1,500,000
Exercise price of warrants	$ 1.8	$ 4.75
Warrants, exercisable term	6 months
Warrants term	5 years	5 years
Registered Direct Offering [Member] | Pre Funded Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants	$ 0.001	$ 0.001
Warrants Amendment [Member] | Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants		$ 4.75
Warrants, exercisable term		5 years